Business acquisitions (Tables)	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Summary of Acquisition Transaction
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	June 19, 2015
Consideration
Cash	$204.0
Contingent consideration	95.3
Seller's Credit	44.6
Plus: Working capital adjustment	30.7
Fair value of total consideration transferred	$374.6

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	$20.0
Current assets	52.1
Intangible asset - favorable drilling contract	124.3
Drilling unit	575.3
Long term interest bearing debt	(336.0)
Current liabilities	(20.2)
Non-current liabilities	(1.3)
Total identifiable net assets	$414.2

Gain on bargain purchase	(39.6)
Total	$374.6

Summary of Proforma Revenue and Proforma Earnings of Combined Entity
The pro forma revenue and pro forma net income of the combined entity for the six months ended June 30, 2015 and June 30, 2014, had the acquisition date been January 1, 2014 are as follows.

	Six months ended June 30,
(In US$ millions)	2015		2014
	Seadrill Partners LLC	Supplemental pro forma combined entity	Seadrill Partners LLC	Supplemental pro forma combined entity
Total Revenue	$817.9	$927.6	$621.6	$716.7
Net Income	263.4	308.8	138.1	166.9
Net income attributable to Seadrill Partners LLC members	139.5	165.8	51.0	67.7